Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥) Segment	Mar. 31, 2020 USD ($) Segment	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1	1
Total net revenue	¥ 1,295,850	$ 183,009	¥ 1,093,438	¥ 947,580
Apparel
Segment Reporting Information [Line Items]
Total net revenue	908,937		779,641	727,053
Cosmetics
Segment Reporting Information [Line Items]
Total net revenue	29,182		99,375	111,814
Other product sales
Segment Reporting Information [Line Items]
Total net revenue	54,484		63,765	73,645
Product sales
Segment Reporting Information [Line Items]
Total net revenue	992,603	140,182	942,781	912,512
Services
Segment Reporting Information [Line Items]
Total net revenue	¥ 303,247	$ 42,827	¥ 150,657	¥ 35,068